CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 136,920,000	$ 27,918,000	$ 295,762,000	$ 103,421,000
Operating Expenses
External provider costs	92,856,000	18,159,000	206,747,000	66,050,000
Cost of care	27,349,000	5,353,000	57,566,000	17,373,000
Sales and marketing	3,301,000	291,000	4,955,000	1,067,000
Corporate, general and administrative	18,978,000	1,795,000	40,579,000	7,748,000
Depreciation and amortization	5,062,000	514,000	13,216,000	1,501,000
Acquisition related costs	266,000	0	1,522,000	0
Total operating expenses	147,811,000	26,112,000	324,585,000	93,739,000
Operating (loss) income	(10,890,000)	1,806,000	(28,822,000)	9,682,000
Interest (expense), net	(1,728,000)	(504,000)	(4,492,000)	(1,659,000)
Gain on remeasurement of warrant liabilities	(3,536,000)	0	20,757,000	0
Gain on remeasurement of contingent earnout liabilities			5,794,000	0
Loss on disposal of fixed assets, net			(50,000)	0
Gain (loss) on extinguishment of debt, net			1,630,000	(451,000)
Other expenses, net	(462,000)	0	(1,333,000)	0
Income (loss) before income tax	(16,616,000)	1,302,000	(6,516,000)	7,572,000
Income tax provision	(181,000)	0	159,000	0
Net (loss) income	(16,797,000)	1,302,000	(6,675,000)	7,572,000
Net (loss) income attributable to non-controlling interest			0	(29,000)
Net (loss) income attributable to controlling interest	$ (16,797,000)	$ 1,302,000	(6,675,000)	7,601,000
Net (loss) income attributable to CareMax, Inc. Class A common stockholders			$ (6,675,000)	$ 7,601,000
Weighted average basic shares outstanding	87,367,972	10,796,069	52,620,980	10,796,069
Weighted average diluted shares outstanding	87,367,972	10,796,069	52,620,980	10,796,069
Net (loss) income per share
Basic	$ (0.19)	$ 0.12	$ (0.13)	$ 0.70
Diluted	$ (0.19)	$ 0.12	$ (0.13)	$ 0.70
Medicare
Revenue
Total revenue	$ 107,747,000	$ 27,816,000	$ 233,282,000	$ 103,051,000
Medicaid
Revenue
Total revenue	20,165,000	0	46,493,000	0
Other Revenue
Revenue
Total revenue	$ 9,008,000	$ 102,000	$ 15,987,000	$ 370,000